INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current liabilities
Corporate bonds	$ 24,742,752	$ 12,611,940	$ 8,416,768
Borrowings	76,785,857	63,721,735	66,477,209
Non-current
Corporate bonds	37,826,641	18,364,894	8,018,884
Borrowings	47,988,468	41,226,610	37,079,521
Bank overdraft
Current liabilities
Borrowings	32,838	73,362
Bank borrowings
Current liabilities
Borrowings	33,684,287	47,646,912	52,274,611
Non-current
Borrowings	4,161,827	3,497,671	16,239,743
Trust debt securities
Current liabilities
Borrowings	3,470,448
Subordinated loan
Current liabilities
Borrowings	11,276,611
Non-current
Borrowings		10,364,045
Finance lease
Current liabilities
Borrowings			385,947
Non-current
Borrowings			462,870
Parents companies and related parties
Current liabilities
Borrowings	3,578,921	3,389,521	5,399,883
Non-current
Borrowings	$ 6,000,000	$ 9,000,000	$ 12,358,024